DESCRIPTION OF THE PLAN - Reconciliation of Forfeited Accounts (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Forfeited Accounts [Roll Forward]
Balance as of December 31, 2024	$ 174,187
Forfeitures	65,840
Employer matching contributions	(172,468)
Earnings on forfeited account balance	3,997
Administrative expenses	(42,087)
Balance as of December 31, 2025	$ 29,469